1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com PHILIP T. HINKLE philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

January 2, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:          UBS Investment Trust (the “Registrant”)
File Nos. 33-39659 and 811-6292
Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectus that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on December 21, 2018.

If you have any questions or comments, please contact the undersigned at 202.261.3460 or Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) Inc., at 312.525.7288.

Sincerely,

/s/ Philip T. Hinkle

Philip T. Hinkle